                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7398

              Van Kampen Pennsylvania Value Municipal Income Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Jerry W. Miller
                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 4/30/08

Item 1. Reports to Shareholders.

The Trust's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Pennsylvania Value Municipal Income Trust performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the trust's financial statements and a list of trust investments as of April 30, 2008.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE TRUST WILL ACHIEVE ITS INVESTMENT OBJECTIVE. TRUSTS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE TRUST WILL DECLINE AND THAT THE VALUE OF TRUST SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS TRUST.

       INCOME MAY SUBJECT CERTAIN INDIVIDUALS TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT).

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 4/30/08

PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST
SYMBOL: VPV
------------------------------------------------------------
AVERAGE ANNUAL                       BASED        BASED ON
TOTAL RETURNS                        ON NAV     MARKET PRICE

Since Inception (4/30/93)             5.61%         5.15%

10-year                               4.97          5.65

5-year                                2.47          2.09

1-year                               -7.31         -5.15

6-month                              -4.78         -0.23
------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISER. INVESTMENT RETURNS, NET ASSET VALUE (NAV) AND COMMON SHARE MARKET PRICE WILL FLUCTUATE AND TRUST SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

NAV per share is determined by dividing the value of the trust's portfolio securities, cash and other assets, less all liabilities and preferred shares, by the total number of common shares outstanding. The common share market price is the price the market is willing to pay for shares of the trust at a given time. Common share market price is influenced by a range of factors, including supply and demand and market conditions. Total return assumes an investment at the beginning of the period, reinvestment of all distributions for the period in accordance with the trust's dividend reinvestment plan, and sale of all shares at the end of the period. The trust's adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements the trust's returns would have been lower.

The Lehman Brothers Pennsylvania Municipal Bond Index is a broad-based statistical composite of Pennsylvania municipal bonds. The Index is unmanaged and does not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Trust Report

FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2008

MARKET CONDITIONS

The financial markets experienced significant volatility throughout the six-month reporting period as many large banks and financial firms began writing down mortgage-related losses, and liquidity and credit availability became even more restricted. At the same time, the pace of economic growth began to slow, with gross domestic product (GDP) growth measuring an anemic 0.6 percent for the fourth quarter of 2007. As weaker economic data was released in the first quarter of 2008, fears of recession grew and consumer confidence waned, prompting investors to continue to seek out the relative safety of high-quality Treasury securities over other sectors of the fixed income market.

The municipal bond market faced additional headwinds as various monoline bond insurers experienced credit rating downgrades, which caused spreads to widen, and the auction rate and variable rate markets deteriorated. As a result, the municipal market underperformed Treasuries for the overall period, with municipal bond prices reaching historically attractive levels relative to Treasury bonds in the first quarter of 2008. While yields on short-dated municipal securities declined, yields on intermediate- and long-dated securities rose, leading to the steepest yield curve in the past four years as the spread between one-year and 30-year maturities reached 343 basis points. After a record year for new municipal bond issuance in 2007, the amount of new issues coming to market in the first four months of 2008 declined by roughly nine percent versus the same period one year earlier due in part to a drop in refunding issuance. Municipal bond issuance by the state of Pennsylvania was down 16 percent.

The Federal Reserve (the "Fed") took various steps to ease the liquidity crisis and boost the economy during the period. Not only did the Federal Open Market Committee reduce the target federal funds rate from 4.50 percent to 2.00 percent by the end of the period, but in an unprecedented move, the Fed granted primary Treasury dealers (mostly brokerage firms) access to its discount window and loosened its collateral requirements, extending loans of Treasury securities in exchange for lower quality, less liquid securities. Finally, in the biggest headline event, the Fed arranged and supported JPMorgan Chase's purchase of Bear Stearns, which was viewed by many as necessary to avoid serious market repercussions had the firm failed.

PERFORMANCE ANALYSIS

The Trust's return can be calculated based upon either the market price or the net asset value (NAV) of its shares. NAV per share is determined by dividing the value of the Trust's portfolio securities, cash and other assets, less all liabilities and preferred shares, by the total number of common shares outstanding, while market price reflects the supply and demand for the shares. As a result, the two returns can differ, as they did during the reporting period. On both an NAV basis and a market price basis, the Trust underperformed its benchmark index, the Lehman Brothers Pennsylvania Municipal Bond Index.

TOTAL RETURN FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2008

------------------------------------------------------------
                                   LEHMAN BROTHERS
      BASED ON     BASED ON     PENNSYLVANIA MUNICIPAL
        NAV      MARKET PRICE         BOND INDEX

       -4.78%       -0.23%              1.86%
------------------------------------------------------------

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Investment return, net asset value and common share market price will fluctuate and Trust shares, when sold, may be worth more or less than their original cost. See Performance Summary for additional performance information and index definition.

Although the municipal market rebounded in the last two months of the reporting period and outperformed Treasuries, it was an extremely difficult period overall, particularly for higher-yielding, lower-rated bonds as the flight to quality put considerable pressure on prices. The Trust held an overweight relative to the Lehman Brothers Pennsylvania Municipal Bond Index in BBB rated securities, many of which were in the health care sector, which suffered from spread widening during the reporting period. As a result, the Trust's overweight to these lower-rated securities was a primary contributor to its relative underperformance.

The Trust's yield curve positioning also hindered performance, as it was overweighted on the long end of the municipal yield curve, which underperformed the shorter end of the curve. The negative impact was amplified somewhat by holdings in longer-maturity inverse floating-rate securities,* which are highly sensitive to interest rate changes. However, these securities did serve to enhance the Trust's income and diversification during the period. Additionally, the emphasis on the long end of the curve led to a longer duration (a measure of interest-rate sensitivity) for the Trust, which we reduced somewhat through the use of a Treasury futures hedge. However, the Trust still maintained a slightly longer duration than that of Lehman Brothers Pennsylvania Municipal Bond Index, which detracted from performance as rates

*An inverse floating-rate security, or "inverse floater", is a variable rate security whose coupon rate changes in the opposite direction from the change in the reference rate used to calculate the coupon rate.

on the intermediate and long end of the curve rose. At the same time, the Treasury market rally hurt the performance of the hedge.

Conversely, a significant overweight to pre-refunded bonds was additive to performance. These high-quality, shorter-maturity issues benefited as short-term rates declined during the period. The Trust's overweight to higher-yielding municipal auction rate securities (ARS) with low durations was also beneficial to performance.

The Trustees have approved a procedure whereby the trust may, when appropriate, repurchase its shares in the open market or in privately negotiated transactions at a price not above market value or NAV, whichever is lower at the time or purchase. This may help support the market value of the trust's shares.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Trust in the future.

RATINGS ALLOCATION AS OF 4/30/2008
AAA/Aaa                                                          42.1%
AA/Aa                                                            20.4
A/A                                                              14.2
BBB/Baa                                                          12.8
BB/Ba                                                             2.5
B/B                                                               0.8
Non-Rated                                                         7.2

TOP 5 SECTORS AS OF 4/30/2008
Higher Education                                                 18.5%
Hospital                                                         17.8
General Purpose                                                   8.4
Single Family                                                     7.7
Public Education                                                  6.8

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the sectors shown above. Ratings are as a percentage of total investments. Sectors are as a percentage of total long-term investments. Securities are classified by sectors that represent broad groupings of related industries. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. Ratings allocations based upon ratings as issued by Standard and Poor's and Moody's, respectively.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen trust provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the trust's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the trust's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a trust's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 341-2929.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the Trust's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 341-2929 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

VAN KAMPEN PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2008 (UNAUDITED)

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
          MUNICIPAL BONDS  177.1%
          PENNSYLVANIA  169.0%
$2,000    Abington, PA Sch Dist Ser A (FSA Insd).......... 5.000%   04/01/32   $   2,045,940
 3,000    Allegheny Cnty, PA Arpt Auth Rev Pittsburgh Intl
          Arpt Rfdg (FGIC Insd) (AMT)..................... 5.750    01/01/18       3,017,400
 2,000    Allegheny Cnty, PA Higher Ed Bldg Carnegie
          Mellon Univ..................................... 5.125    03/01/32       2,033,600
 2,750    Allegheny Cnty, PA Higher Ed Bldg Carnegie
          Mellon Univ..................................... 5.250    03/01/32       2,804,285
 1,360    Allegheny Cnty, PA Hosp Dev Auth Rev Hlth Sys
          Ser A (MBIA Insd) (Prerefunded @ 11/15/10)...... 6.500    11/15/30       1,512,578
 7,500    Allegheny Cnty, PA Hosp Dev Auth Rev Hlth Sys
          West Penn Ser A................................. 5.375    11/15/40       6,228,600
   735    Allegheny Cnty, PA Hosp Dev Auth Rev OH Vly Gen
          Hosp Proj Ser A................................. 5.000    04/01/25         675,833
 3,145    Allegheny Cnty, PA Hosp Dev Auth Rev OH Vly Gen
          Hosp Proj Ser A................................. 5.125    04/01/35       2,730,709
 2,000    Allegheny Cnty, PA Indl Dev Auth Lease Rev Cargo
          Fac Afco Cargo Pit LLC (AMT).................... 6.625    09/01/24       1,916,180
 1,250    Allegheny Cnty, PA Indl Dev Auth Lease Rev
          Residential Res Inc Proj........................ 5.125    09/01/31       1,122,875
 3,000    Allegheny Cnty, PA Port Auth Spl Rev Trans (FGIC
          Insd)........................................... 5.000    03/01/29       3,000,840
 2,000    Allegheny Cnty, PA Port Auth Spl Rev Trans (MBIA
          Insd) (Prerefunded @ 3/01/09)................... 6.000    03/01/24       2,083,820
 1,230    Allegheny Cnty, PA Redev Auth Tax Increment Rev
          Robinson Mall Proj Ser A........................ 7.000    11/01/17       1,313,123
   400    Allegheny Cnty, PA Residential Fin Auth Mtg Rev
          Single Family Ser II-1 (GNMA Collateralized)
          (AMT)........................................... 5.800    05/01/21         405,824
   615    Allegheny Cnty, PA Residential Fin Auth Mtg Rev
          Single Family Ser II-2 (GNMA Collateralized)
          (AMT)........................................... 5.800    11/01/20         624,576
 3,195    Allegheny Cnty, PA Residential Fin Auth Mtg Rev
          Single Family Ser KK-2 (GNMA Collateralized)
          (AMT)........................................... 5.750    05/01/33       3,190,783
 1,510    Allegheny Cnty, PA Residential Fin Auth Mtg Rev
          Single Family Ser MM (GNMA Collateralized)
          (AMT)........................................... 5.200    05/01/33       1,446,867
 1,000    Allegheny Cnty, PA Residential Fin Auth Mtg Rev
          Single Family Ser RR (GNMA Collateralized)
          (AMT)........................................... 4.750    11/01/25         939,940
   925    Allegheny Cnty, PA Residential Fin Auth Mtg Rev
          Single Family Ser TT (GNMA Collateralized)
          (AMT)........................................... 4.900    11/01/26         881,710
   460    Allegheny Cnty, PA San Auth Swr Rev (MBIA
          Insd)........................................... 5.500    12/01/30         479,785
 1,000    Allegheny Cnty, PA San Auth Swr Rev (MBIA
          Insd)........................................... 5.750    12/01/13       1,073,180
 2,220    Allegheny Cnty, PA San Auth Swr Rev (MBIA Insd)
          (Prerefunded @ 12/01/10)........................ 5.750    12/01/17       2,414,983
 1,830    Allegheny Cnty, PA San Auth Swr Rev (MBIA Insd)
          (Prerefunded @ 12/01/10)........................ 5.750    12/01/18       1,990,729
 1,705    Armstrong, PA Sch Dist (XLCA Insd) (a).......... 5.250    03/15/25       1,722,152
 1,500    Berks Cnty, PA Indl Dev Auth First Mtg Rev Rfdg
          One Douglassville Proj A (AMT).................. 6.125    11/01/34       1,417,605

 8                                             See Notes to Financial Statements

VAN KAMPEN PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
          PENNSYLVANIA (CONTINUED)
$1,800    Berks Cnty, PA Muni Auth Albright College Proj
          (a)............................................. 5.500%   10/01/17   $   1,840,392
 1,695    Berks Cnty, PA Muni Auth Albright College Proj
          Rfdg Ser A (a).................................. 5.500    10/01/16       1,746,138
 6,000    Berks Cnty, PA Muni Auth Hosp Rev Reading Hosp &
          Med Ctr Proj (FSA Insd) (Prerefunded @
          11/01/09)....................................... 6.000    11/01/29       6,446,460
 4,460    Bethlehem, PA Auth Wtr Gtd (FSA Insd)........... 5.000    11/15/19       4,749,543
 1,000    Bradford Cnty, PA Indl Dev Auth Solid Waste Disp
          Rev Intl Paper Rfdg Ser B (AMT)................. 5.200    12/01/19         952,510
 4,000    Bucks Cnty, PA Indl Dev Auth ARS Hosp Grand View
          Hosp Ser B (AMBAC Insd) (e) (f)................. 4.500    07/01/34       4,000,000
 1,200    Bucks Cnty, PA Indl Dev Auth Rev Lutheran Cmnty
          Telford Ctr..................................... 5.750    01/01/37       1,058,208
 1,000    Canon McMillan Sch Dist PA Ser B (FGIC Insd).... 5.500    12/01/29       1,034,060
 1,635    Carbon Cnty, PA Indl Dev Auth Panther Creek
          Partn Proj Rfdg (AMT)........................... 6.650    05/01/10       1,659,688
 1,000    Chartiers Vly, PA Indl & Coml Dev Auth First Mtg
          Rev Asbury Hlth Ctr Rfdg........................ 6.375    12/01/19       1,004,530
 1,000    Chartiers Vly, PA Indl & Coml Dev Auth First Mtg
          Rev Asbury Hlth Ctr Rfdg........................ 6.375    12/01/24       1,002,940
 3,000    Cheltenham Twp, PA (AMBAC Insd)................. 5.000    01/01/28       3,077,910
 3,555    Chester Cnty, PA Indl Dev Auth Rev Collegium
          Charter Sch Proj Ser A (ACA Insd)............... 5.500    04/15/31       2,776,882
 1,000    Connellsville, PA Area Sch Dist Ser B (FSA Insd)
          (b)............................................. 5.000    11/15/37       1,015,440
 1,500    Crawford Cnty, PA Hosp Auth Sr Living Fac Rev
          Westbury Utd Methodist Cmnty.................... 6.250    08/15/29       1,424,640
 1,000    Cumberland Cnty, PA Muni Auth Dickinson
          College......................................... 5.000    11/01/26       1,005,470
 1,000    Cumberland Cnty, PA Muni Auth Dickinson College
          Ser A (AMBAC Insd) (Prerefunded @ 11/01/10)..... 5.500    11/01/30       1,072,370
 2,000    Cumberland Cnty, PA Muni Auth Messiah Vlg Proj
          Ser A........................................... 6.000    07/01/35       1,955,260
 2,750    Cumberland Cnty, PA Muni Auth Rev Diakon
          Lutheran Ministries Proj........................ 5.000    01/01/27       2,453,358
 8,500    Dauphin Cnty, PA Gen Auth Hlth Sys Rev ARS
          Pinnacle Hlth Sys Proj (FSA Insd) (e) (f)....... 4.250    05/15/29       8,500,000
 5,000    Dauphin Cnty, PA Gen Auth Hosp Rev Hapsco West
          PA Hosp Proj B Rfdg (MBIA Insd) (c)............. 6.250    07/01/16       5,561,200
   360    Delaware Cnty, PA Auth College Cabrini College
          (Radian Insd)................................... 5.750    07/01/23         363,082
 1,640    Delaware Cnty, PA Auth College Cabrini College
          (Radian Insd) (Prerefunded @ 7/01/09)........... 5.750    07/01/23       1,708,060
 1,500    Delaware Cnty, PA Auth College Neumann
          College......................................... 6.250    10/01/38       1,508,820
 2,295    Delaware Cnty, PA Auth College Neumann College
          Rfdg (a)........................................ 5.875    10/01/21       2,321,737
 2,000    Delaware Cnty, PA Auth College Neumann College
          Rfdg............................................ 6.000    10/01/31       2,001,400

See Notes to Financial Statements                                              9

VAN KAMPEN PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
          PENNSYLVANIA (CONTINUED)
$1,000    Delaware Cnty, PA Auth Rev White Horse Vlg Proj
          Rfdg Ser A (Prerefunded @ 7/01/10).............. 7.625%   07/01/30   $   1,114,850
 2,750    Delaware Cnty, PA Indl Dev Auth Rev Wtr Fac Aqua
          PA Inc Proj Ser A (FGIC Insd) (AMT)............. 5.000    11/01/37       2,527,937
 9,300    Delaware Cnty, PA Indl Dev Auth Rev Wtr Fac Aqua
          PA Inc Proj Ser B (FGIC Insd) (AMT)............. 5.000    11/01/36       8,571,996
 4,000    Delaware Cnty, PA Indl Dev Auth Rev Wtr Fac Aqua
          PA Inc Proj Ser C (FGIC Insd) (AMT)............. 5.000    02/01/35       3,700,120
 1,750    Delaware Cnty, PA Indl Dev Auth Rev Wtr Fac
          (FGIC Insd) (AMT)............................... 6.000    06/01/29       1,767,605
 2,500    Delaware Cnty, PA Indl Dev Auth Wtr Fac PA Subn
          Wtr (AMBAC Insd) (AMT).......................... 5.350    10/01/31       2,470,275
 8,000    Delaware Vly, PA Regl Fin Auth.................. 5.750    07/01/17       9,118,080
 2,800    Erie, PA Sch Dist (AMBAC Insd) (Prerefunded @
          9/01/10)........................................ 5.800    09/01/29       3,011,484
 2,735    Exeter Twp, PA Sch Dist (FGIC Insd)............. 5.000    05/15/25       2,812,154
 6,010    Falls Twp, PA Hosp Auth Hosp Rev DE Vly Med Rfdg
          (FHA Gtd)....................................... 7.000    08/01/22       6,057,719
 1,000    Fayette Cnty, PA (AMBAC Insd) (Prerefunded @
          11/15/10)....................................... 5.625    11/15/28       1,076,220
 2,000    Fulton Cnty, PA Indl Dev Auth Hosp Rev Fulton
          Cnty Med Ctr Proj............................... 5.900    07/01/40       1,794,700
 6,575    Harrisburg, PA Auth Wtr Rev Rfdg (FSA Insd)
          (a)............................................. 5.000    07/15/21       6,896,780
 1,000    Harveys Lake Genl Muni Auth PA College Rev
          College Misericordia Proj (ACA Insd)............ 6.000    05/01/19       1,009,050
 4,700    Lancaster Cnty, PA Hosp Auth Rev Brethren Vlg
          Proj Ser A...................................... 6.500    07/01/40       4,640,122
 5,000    Lancaster Cnty, PA Hosp Auth Rev Hlth Sys
          Lancaster Gen Rfdg Ser B........................ 4.500    03/15/31       4,606,250
 5,000    Lancaster Cnty, PA Hosp Auth Rev Hlth Sys
          Lancaster Gen Rfdg Ser B........................ 4.500    03/15/36       4,539,450
 3,500    Lancaster, PA Higher Ed Auth Rev Franklin &
          Marshall College................................ 5.000    04/15/22       3,615,920
 1,000    Lebanon Cnty, PA Hlth Fac Pleasant View Auth
          Hlth Ctr Rev Retirement Ser A................... 5.125    12/15/20         914,950
 1,510    Lehigh Cnty, PA Gen Purp Auth Cedar Crest
          College Rfdg (Radian Insd)...................... 5.000    04/01/26       1,483,635
 2,000    Lehigh Cnty, PA Gen Purp Auth Rev Good Shepherd
          Group Ser A..................................... 5.500    11/01/24       2,066,140
 1,000    Lehigh Cnty, PA Gen Purp Auth Rev Good Shepherd
          Group Ser A..................................... 5.625    11/01/34       1,015,760
 1,750    Lehigh Cnty, PA Gen Purp Auth Rev Hosp Saint
          Lukes Bethlehem (Prerefunded @ 8/15/13)......... 5.375    08/15/33       1,938,615
 1,240    Lehigh Northampton, PA Arpt Lehigh Vly Arpt Sys
          Rfdg Ser A (MBIA Insd) (AMT) (a)................ 5.000    01/01/20       1,233,416
 1,360    Lehigh Northampton, PA Arpt Lehigh Vly Arpt Sys
          Rfdg Ser A (MBIA Insd) (AMT) (a)................ 5.000    01/01/22       1,337,438

 10                                            See Notes to Financial Statements

VAN KAMPEN PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
          PENNSYLVANIA (CONTINUED)
$  675    Lehigh Northampton, PA Arpt Lehigh Vly Arpt Sys
          Rfdg Ser A (MBIA Insd) (AMT).................... 5.000%   01/01/23   $     661,216
 1,500    Lehigh Northampton, PA Arpt Ser A (MBIA Insd)
          (AMT)........................................... 6.000    05/15/25       1,520,595
 2,700    Lehigh Northampton, PA Arpt Ser A (MBIA Insd)
          (AMT)........................................... 6.000    05/15/30       2,727,729
 6,650    Lycoming Cnty, PA Auth College Rev PA College of
          Technology (AMBAC Insd)......................... 5.350    07/01/26       6,862,201
 5,000    Lycoming Cnty, PA Auth College Rev PA College of
          Technology (AMBAC Insd)......................... 5.375    07/01/30       5,084,650
 1,000    Mercer Cnty, PA (FGIC Insd)..................... 5.500    10/01/15       1,066,960
 5,000    Mercer Cnty, PA Indl Dev Auth Wtr Fac Sub Corp
          (MBIA Insd) (AMT)............................... 6.000    07/01/30       5,054,100
 1,000    Mifflin Cnty, PA Hosp Auth Rev (Radian Insd)
          (Prerefunded @ 1/01/11)......................... 6.200    07/01/25       1,100,600
 2,500    Mifflin Cnty, PA Hosp Auth Rev (Radian Insd)
          (Prerefunded @ 1/01/11)......................... 6.200    07/01/30       2,751,500
 3,755    Mifflin Cnty, PA Ser A (FGIC Insd) (a).......... 5.000    09/01/31       3,754,737
 3,000    Monroe Cnty, PA Hosp Auth Rev Hosp Pocono Med
          Ctr............................................. 5.250    01/01/43       2,683,800
 3,000    Monroe Cnty, PA Hosp Auth Rev Hosp Pocono Med
          Ctr (Prerefunded @ 1/01/14)..................... 6.000    01/01/43       3,419,700
 6,500    Montgomery Cnty, PA Higher Ed & Hlth Auth Hosp
          Rev Abington Mem Hosp Ser A..................... 5.125    06/01/32       6,367,595
 5,000    Montgomery Cnty, PA Higher Ed & Hlth Auth Rev
          Dickinson College Proj Ser FF-1 (CIFG Insd)..... 5.000    05/01/28       5,006,550
12,000    Montgomery Cnty, PA Indl Dev Auth Retirement
          Cmnty Rev Ser A (d)............................. 4.500    11/15/36       9,836,280
 1,500    Montgomery Cnty, PA Indl Dev Auth Rev Mtg
          Whitemarsh Cmnty Proj........................... 7.000    02/01/36       1,504,500
 2,000    Montgomery Cnty, PA Indl Dev Auth Rev Mtg
          Whitemarsh Continuing Care...................... 6.250    02/01/35       1,836,340
 6,000    Montour, PA Sch Dist (FSA Insd)................. 5.000    04/01/37       6,142,860
 4,000    Moon Area Sch Dist PA (FSA Insd)................ 5.000    11/15/25       4,155,160
 2,345    Moon Indl Dev Auth PA Ed Fac Rev Ellis Sch Proj
          (Prerefunded @ 3/01/09)......................... 5.800    03/01/25       2,416,171
 1,500    Mount Lebanon, PA Hosp Auth Saint Clair Mem Hosp
          Ser A........................................... 5.625    07/01/32       1,510,650
 1,000    Northeastern York, PA Sch Dist Ser B (FGIC
          Insd)........................................... 5.000    04/01/30       1,001,380
 2,000    Northeastern York, PA Sch Dist Ser B (FGIC
          Insd)........................................... 5.000    04/01/31       2,002,760
 2,100    Owen J. Roberts Sch Dist PA (FSA Insd).......... 5.000    05/15/27       2,174,445
 3,500    Pennsylvania Econ Dev Fin Auth Exempt Fac Rev
          Reliant Energy Ser B (AMT)...................... 6.750    12/01/36       3,537,030
 1,000    Pennsylvania Econ Dev Fin Auth Res Recovery Rev
          Colver Proj Rfdg Ser G (AMT).................... 5.125    12/01/15         955,150
 1,585    Pennsylvania Hsg Fin Agy Ser 100A (AMT)......... 5.100    10/01/22       1,577,725

See Notes to Financial Statements                                             11

VAN KAMPEN PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
          PENNSYLVANIA (CONTINUED)
$2,750    Pennsylvania Hsg Fin Agy Single Family Mtg Rev
          Ser 94-A (AMT).................................. 5.100%   10/01/31   $   2,626,910
 3,200    Pennsylvania Hsg Fin Agy Single Family Mtg Rev
          Ser 96-A (AMT) (d).............................. 4.600    10/01/27       2,817,204
 4,500    Pennsylvania Hsg Fin Agy Single Family Mtg Rev
          Ser 96-A (AMT) (d).............................. 4.650    10/01/31       3,961,694
 8,300    Pennsylvania Hsg Fin Agy Single Family Mtg Rev
          Ser 96-A (AMT) (d).............................. 4.700    10/01/37       7,307,124
 4,000    Pennsylvania Hsg Fin Agy Single Family Mtg Rev
          Ser 97-A (AMT) (d).............................. 4.700    10/01/37       3,521,506
   520    Pennsylvania Hsg Fin Agy Single Family Mtg Ser
          66-A (AMT)...................................... 5.650    04/01/29         532,449
   960    Pennsylvania Hsg Fin Agy Single Family Mtg Ser
          90-A (AMT)...................................... 4.700    10/01/25         894,970
 1,500    Pennsylvania St Higher Ed Fac Auth Rev Allegheny
          College......................................... 4.800    05/01/36       1,423,455
 1,000    Pennsylvania St Higher Ed Fac Auth Rev Clarion
          Univ Fndtn Inc Ser A (XLCA Insd)................ 5.000    07/01/28         971,470
 1,500    Pennsylvania St Higher Ed Fac Auth Rev Clarion
          Univ Fndtn Inc Ser A (XLCA Insd)................ 5.000    07/01/33       1,445,820
 1,500    Pennsylvania St Higher Ed Fac Auth Rev Clarion
          Univ Fndtn Inc Ser A (XLCA Insd)................ 5.250    07/01/18       1,550,235
 3,000    Pennsylvania St Higher Ed Fac Auth Rev Drexel
          Univ (a)........................................ 5.500    05/01/16       3,238,230
 4,000    Pennsylvania St Higher Ed Fac Auth Rev Drexel
          Univ (a)........................................ 5.500    05/01/17       4,343,600
 1,000    Pennsylvania St Higher Ed Fac Auth Rev Geneva
          College Proj (Prerefunded @ 4/01/12)............ 6.125    04/01/22       1,114,720
 5,500    Pennsylvania St Higher Ed Fac Auth Rev La Salle
          Univ............................................ 5.500    05/01/34       5,315,640
 1,000    Pennsylvania St Higher Ed Fac Auth Rev La Salle
          Univ Ser A...................................... 5.000    05/01/37         880,730
 1,000    Pennsylvania St Higher Ed Fac Auth Rev La Salle
          Univ Ser A...................................... 5.250    05/01/27         960,510
 3,000    Pennsylvania St Higher Ed Fac Auth Rev Messiah
          College Ser AA-3 (Radian Insd).................. 5.500    11/01/22       3,080,070
 1,000    Pennsylvania St Higher Ed Fac Auth Rev PA
          Univ............................................ 5.000    06/01/35         885,130
 1,540    Pennsylvania St Higher Ed Fac Auth Rev Thomas
          Jefferson Univ.................................. 5.375    01/01/25       1,585,630
15,925    Pennsylvania St Higher Ed Fac Auth Rev Trustees
          Univ PA Ser C (d)............................... 5.000    07/15/38      16,222,863
 6,000    Pennsylvania St Higher Ed Fac Auth Rev Univ
          Sciences Philadelphia Ser A (XLCA Insd)......... 5.000    11/01/36       5,745,360
 7,850    Pennsylvania St Higher Ed Fac Auth Rev UPMC Hlth
          Sys Ser A....................................... 6.000    01/15/31       8,327,515
 6,600    Pennsylvania St Higher Ed Fac Auth Rev UPMC Hlth
          Sys Ser A (FSA Insd)............................ 5.000    08/01/29       6,686,394

 12                                            See Notes to Financial Statements

VAN KAMPEN PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
          PENNSYLVANIA (CONTINUED)
$1,200    Pennsylvania St Tpk Com Tpk Rev Ser A (AMBAC
          Insd)........................................... 5.250%   12/01/21   $   1,281,468
12,995    Pennsylvania St Tpk Com Tpk Rev Ser A1 (AGL
          Insd)........................................... 5.000    06/01/38      13,346,775
 2,000    Pennsylvania St Univ............................ 5.000    09/01/29       2,055,480
 4,000    Pennsylvania St Univ............................ 5.000    09/01/35       4,090,920
 1,250    Philadelphia, PA Arpt Rev Ser A (MBIA Insd)
          (AMT)........................................... 5.000    06/15/23       1,223,962
 2,500    Philadelphia, PA Auth For Indl Dev Rev First
          Philadelphia Charter Ser A...................... 5.850    08/15/37       2,324,100
 2,610    Philadelphia, PA Auth for Indl Dev Rev Please
          Touch Museum Proj............................... 5.250    09/01/21       2,593,740
 4,230    Philadelphia, PA Auth for Indl Dev Rev Please
          Touch Museum Proj............................... 5.250    09/01/26       4,073,025
 1,000    Philadelphia, PA Auth for Indl Dev Rev Please
          Touch Museum Proj............................... 5.250    09/01/31         930,670
 6,700    Philadelphia, PA Auth for Indl Dev Rev Please
          Touch Museum Proj............................... 5.250    09/01/36       6,133,448
 2,500    Philadelphia, PA Auth for Indl Dev Rev Ser A.... 5.500    09/15/37       2,213,975
 4,005    Philadelphia, PA Auth Indl Dev Amern College of
          Physicians (a).................................. 5.500    06/15/27       4,047,052
 2,250    Philadelphia, PA Auth Indl Dev PA Arpt Sys Proj
          Ser A (FGIC Insd) (AMT)......................... 5.125    07/01/19       2,230,402
 2,500    Philadelphia, PA Auth Indl Dev PA Arpt Sys Proj
          Ser A (FGIC Insd) (AMT)......................... 5.250    07/01/28       2,445,050
 4,000    Philadelphia, PA Auth Indl Ser B (FSA Insd)
          (Prerefunded @ 10/01/11)........................ 5.125    10/01/26       4,345,040
11,160    Philadelphia, PA Auth Indl Ser B (FSA Insd)
          (Prerefunded @ 10/01/11)........................ 5.500    10/01/17      12,258,367
 3,000    Philadelphia, PA (FSA Insd) (Prerefunded @
          3/15/09)........................................ 5.000    03/15/28       3,104,550
 3,710    Philadelphia, PA Gas Wks Rev 12th Ser B (MBIA
          Insd) (c)....................................... 7.000    05/15/20       4,388,040
 1,000    Philadelphia, PA Hosp & Higher Ed Fac Auth Rev
          Chestnut Hill College (Prerefunded @
          10/01/09)....................................... 6.000    10/01/29       1,068,890
 1,455    Philadelphia, PA Hosp & Higher Ed Fac Auth Rev
          Cmnty College Rfdg Ser B (MBIA Insd) (a)........ 6.500    05/01/09       1,506,914
 1,645    Philadelphia, PA Proj Auth Rev Ser A (AMBAC
          Insd)........................................... 5.250    02/15/29       1,660,249
12,940    Philadelphia, PA Redev Auth Residential Mtg Ln
          Rev Ser A (AMT) (d)............................. 4.750    12/01/28      11,979,309
 1,905    Philadelphia, PA Redev Auth Rev Neighborhood
          Trans Ser A (FGIC Insd)......................... 5.500    04/15/16       2,024,463
   500    Pittsburgh & Allegheny Cnty, PA Pub Aud Hotel
          Room (AMBAC Insd)............................... 5.125    02/01/35         503,500
16,000    Pittsburgh & Allegheny Cnty, PA Pub Aud Regl
          Asset Dist Sales Tax (AMBAC Insd)............... 5.000    02/01/24      16,185,600
 4,990    Pittsburgh & Allegheny Cnty, PA Pub Aud Regl
          Asset Dist Sales Tax (AMBAC Insd)............... 5.000    02/01/29       4,996,986

See Notes to Financial Statements                                             13

VAN KAMPEN PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
          PENNSYLVANIA (CONTINUED)
$2,215    Pittsburgh, PA Pub Pkg Auth Rev Rfdg Ser A (FGIC
          Insd)........................................... 5.000%   12/01/25   $   2,226,009
 5,140    Pittsburgh, PA Ser A (AMBAC Insd)............... 5.500    09/01/17       5,476,310
 3,860    Pittsburgh, PA Ser A (AMBAC Insd) (Prerefunded @
          3/01/12)........................................ 5.500    09/01/17       4,219,057
 2,000    Pittsburgh, PA Ser A (FGIC Insd) (Prerefunded @
          9/01/09)........................................ 5.750    09/01/21       2,092,580
 3,000    Pittsburgh, PA Ser A (FGIC Insd) (Prerefunded @
          9/01/09)........................................ 5.750    09/01/22       3,138,870
 1,000    Pittsburgh, PA Urban Redev Auth Cent Triangle
          Tax Increment Ser A (Prerefunded @ 5/01/09)..... 6.100    05/01/19       1,039,330
 1,570    Pittsburgh, PA Urban Redev Auth Mtg Rev Ser A
          (GNMA Collateralized) (AMT)..................... 5.000    10/01/36       1,438,811
 1,495    Pittsburgh, PA Urban Redev Auth Mtg Rev Ser C
          (GNMA Collateralized) (AMT)..................... 5.700    04/01/30       1,495,583
 1,345    Radnor Twp, PA Sch Dist Ser A (FSA Insd)........ 5.000    02/15/32       1,373,622
 2,300    Radnor Twp, PA Sch Dist Ser A (FSA Insd) (a).... 5.000    02/15/35       2,346,253
 1,500    Radnor Twp, PA Sch Dist Ser B (FSA Insd)........ 5.000    02/15/28       1,550,790
 2,000    Rostraver Twp, PA (AMBAC Insd) (Prerefunded @
          7/01/10)........................................ 5.500    07/01/24       2,131,760
 1,000    Saxonburg, PA Area Auth Swr & Wtr Rev (AGL
          Insd)........................................... 5.000    03/01/30       1,022,040
 1,500    Saxonburg, PA Area Auth Swr & Wtr Rev (AGL
          Insd)........................................... 5.000    03/01/35       1,528,140
 1,000    Southcentral, PA Gen Auth Rev Hanover Hosp Inc
          (Radian Insd)................................... 5.000    12/01/30         958,180
   900    Southcentral, PA Gen Auth Rev Wellspan (MBIA
          Insd) (a)....................................... 5.375    05/15/28         947,565
 4,100    Southcentral, PA Gen Auth Rev Wellspan (MBIA
          Insd) (Prerefunded @ 5/15/11) (a)............... 5.375    05/15/28       4,456,577
 2,000    Southcentral, PA Gen Auth Rev York College Of
          Penn Assoc (XLCA Insd).......................... 5.000    05/01/37       1,981,840
 2,360    State Pub Sch Bldg Auth PA Sch Rev Jefferson
          Cnty Dubois Tech Sch (FGIC Insd) (a)............ 5.375    02/01/23       2,469,976
 2,140    Susquehanna Area Regl Arpt Auth PA Arpt Sys Rev
          Ser A (AMBAC Insd) (AMT)........................ 5.375    01/01/21       2,162,256
 5,205    Susquehanna Area Regl Arpt Auth PA Arpt Sys Rev
          Ser A (AMBAC Insd) (AMT)........................ 5.375    01/01/23       5,241,955
 2,545    Susquehanna Area Regl Arpt Auth PA Arpt Sys Rev
          Ser A (AMBAC Insd) (AMT) (a).................... 5.500    01/01/18       2,597,223
 5,500    Susquehanna Area Regl Arpt Auth PA Arpt Sys Rev
          Ser D........................................... 5.375    01/01/18       5,261,355
 1,950    Swarthmore Boro Auth PA College................. 5.250    09/15/18       2,069,749
 2,850    Trinity Area Sch Dist PA (FGIC Insd)............ 5.250    11/01/20       2,983,979
 1,820    Twin Vly, PA Sch Dist (FSA Insd) (Prerefunded @
          10/01/15) (a)................................... 5.250    04/01/26       2,044,188

 14                                            See Notes to Financial Statements

VAN KAMPEN PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
          PENNSYLVANIA (CONTINUED)
$1,000    Union Cnty, PA Higher Ed Fac Auth Bucknell Univ
          Ser A........................................... 5.250%   04/01/19   $   1,065,170
 2,300    Union Cnty, PA Hosp Auth Hosp Rev Evangelical
          Cmnty Hosp (Radian Insd)........................ 5.250    08/01/24       2,319,067
 1,285    Unity Twp, PA Muni Auth Swr Rev (FSA Insd)...... 5.000    12/01/24       1,329,358
 5,025    Washington Cnty, PA Ser A (AMBAC Insd).......... 5.125    09/01/27       5,089,873
   825    Washington Cnty, PA Ser A (AMBAC Insd)
          (Prerefunded @ 9/01/12)......................... 5.125    09/01/27         898,376
 6,000    West Shore, PA Area Hosp Auth Holy Spirit Hosp
          Proj............................................ 6.250    01/01/32       6,099,360
 1,550    Westmoreland Cnty, PA Indl Dev Auth Rev
          Retirement Cmnty Redstone Ser A................. 5.750    01/01/26       1,416,607
 4,000    York Cnty, PA Indl Dev Auth Wtr Co Proj (FGIC
          Insd) (AMT)..................................... 4.750    10/01/36       3,534,520
 2,200    York Cnty, PA (MBIA Insd)....................... 5.000    06/01/29       2,258,564
 2,200    York Cnty, PA (MBIA Insd)....................... 5.000    06/01/33       2,250,072
                                                                               -------------
                                                                                 564,313,234
                                                                               -------------
          GUAM  1.9%
 2,700    Guam Econ Dev & Comm Auth Tob Settlement........ 5.625    06/01/47       2,623,050
 2,440    Guam Govt Ser A................................. 5.250    11/15/37       2,168,160
 1,585    Guam Intl Arpt Auth Gen Ser B (MBIA Insd)....... 5.250    10/01/21       1,635,165
                                                                               -------------
                                                                                   6,426,375
                                                                               -------------
          PUERTO RICO  4.0%
 4,000    Puerto Rico Comwlth Hwy & Trans Auth Hwy Rev
          Rfdg Ser Y (FSA Insd) (d)....................... 6.250    07/01/21       4,724,620
 2,725    Puerto Rico Elec Pwr Auth Pwr Rev Ser TT (d).... 5.000    07/01/32       2,616,287
 6,135    Puerto Rico Elec Pwr Auth Pwr Rev Ser TT (d).... 5.000    07/01/37       5,890,245
                                                                               -------------
                                                                                  13,231,152
                                                                               -------------
          U.S. VIRGIN ISLANDS  2.2%
 1,500    University VI Impt Ser A........................ 5.375    06/01/34       1,408,035
 1,000    Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes
          Ln Nt Ser A..................................... 6.375    10/01/19       1,068,560
 3,000    Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes
          Ln Nt Ser A (ACA Insd) (Prerefunded @
          10/01/10)....................................... 6.125    10/01/29       3,266,760
 1,500    Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes
          Ln Nt Ser A (Prerefunded @ 10/01/10)............ 6.500    10/01/24       1,655,790
                                                                               -------------
                                                                                   7,399,145
                                                                               -------------

TOTAL INVESTMENTS  177.1%
  (Cost $592,462,273).......................................................     591,369,906

See Notes to Financial Statements                                             15

VAN KAMPEN PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                                              VALUE
--------------------------------------------------------------------------------------------
   '[y
LIABILITY FOR FLOATING RATE NOTE OBLIGATIONS RELATED TO SECURITIES HELD  (15.0%)
  (Cost ($49,930,000))
$(49,930) Notes with interest rates ranging from 2.46% to 4.50% at
          April 30, 2008 and contractual maturities of collateral ranging
          from 2021 to 2038. (See Note 1). (g)..............................   $ (49,930,000)
                                                                               -------------

TOTAL NET INVESTMENTS  162.1%
  (Cost 542,532,273)........................................................     541,439,906
OTHER ASSETS IN EXCESS OF LIABILITIES  3.8%.................................      12,713,465
PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)  (65.9%).................    (220,189,394)
                                                                               -------------

NET ASSETS APPLICABLE TO COMMON SHARES  100.0%..............................   $ 333,963,977
                                                                               =============

Percentages are calculated as a percentage of net assets applicable to common shares.

(a) The Trust owns 100% of the outstanding bond issuance.

(b) Security purchased on a when-issued or delayed delivery basis.

(c) Escrowed to Maturity

(d) Underlying security related to Inverse Floaters entered into by the Trust. (See Note 1).

(e) Variable Rate Coupon

(f) Security includes a feature allowing the Trust an Option on any interest rate payment date to offer the security for sale at par. The sale is contingent upon market conditions.

(g) Floating rate notes. The interest rates shown reflect the rates in effect at April 30, 2008.

ACA--American Capital Access

AGL--Assured Guaranty Ltd.

AMBAC--AMBAC Indemnity Corp.

AMT--Alternative Minimum Tax

CIFG--CDC IXIS Financial Guaranty

FGIC--Financial Guaranty Insurance Co.

FHA--Federal Housing Administration

FSA--Financial Security Assurance Inc.

GNMA--Government National Mortgage Association

MBIA--Municipal Bond Investors Assurance Corp.

Radian--Radian Asset Assurance

XLCA--XL Capital Assurance Inc.

 16                                            See Notes to Financial Statements

VAN KAMPEN PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
April 30, 2008 (Unaudited)

ASSETS:
Total Investments (Cost $592,462,273).......................  $591,369,906
Receivables:
  Interest..................................................     8,673,734
  Investments Sold..........................................     7,192,596
Other.......................................................         1,124
                                                              ------------
    Total Assets............................................   607,237,360
                                                              ------------
LIABILITIES:
Payables:
  Floating Rate Note Obligations............................    49,930,000
  Investments Purchased.....................................     1,000,000
  Custodian Bank............................................       479,202
  Investment Advisory Fee...................................       204,172
  Income Distributions--Common Shares.......................        73,364
  Trust Shares Repurchased..................................        30,224
  Other Affiliates..........................................        28,646
Trustees' Deferred Compensation and Retirement Plans........     1,186,163
Accrued Expenses............................................       152,218
                                                              ------------
    Total Liabilities.......................................    53,083,989
PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)..........   220,189,394
                                                              ------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $333,963,977
                                                              ============
NET ASSET VALUE PER COMMON SHARE ($333,963,977 divided by
  23,951,378 shares outstanding)............................  $      13.94
                                                              ============
NET ASSETS CONSIST OF:
Common Shares ($0.01 par value with an unlimited number of
  shares authorized, 23,951,378 shares issued and
  outstanding)..............................................  $    239,514
Paid in Surplus.............................................   351,387,546
Accumulated Undistributed Net Investment Income.............       614,077
Net Unrealized Depreciation.................................    (1,092,367)
Accumulated Net Realized Loss...............................   (17,184,793)
                                                              ------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $333,963,977
                                                              ============
PREFERRED SHARES ($0.01 par value, authorized 100,000,000
  shares, 8,800 issued with liquidation preference of
  $25,000 per share)........................................  $220,000,000
                                                              ============
NET ASSETS INCLUDING PREFERRED SHARES.......................  $553,963,977
                                                              ============

See Notes to Financial Statements                                             17

VAN KAMPEN PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended April 30, 2008 (Unaudited)

INVESTMENT INCOME:
Interest....................................................  $ 16,655,135
                                                              ------------
EXPENSES:
Investment Advisory Fee.....................................     1,551,792
Interest and Residual Expense...............................     1,404,504
Preferred Share Maintenance.................................       293,058
Accounting and Administrative Expenses......................        53,989
Professional Fees...........................................        50,791
Custody.....................................................        32,675
Reports to Shareholders.....................................        28,548
Transfer Agent Fees.........................................        23,249
Registration Fees...........................................        10,517
Trustees' Fees and Related Expenses.........................         9,046
Depreciation in Trustees' Deferred Compensation Account.....      (124,917)
Other.......................................................        15,572
                                                              ------------
    Total Expenses..........................................     3,348,824
    Investment Advisory Fee Reduction.......................       282,143
                                                              ------------
  Net Expenses..............................................     3,066,681
                                                              ------------
NET INVESTMENT INCOME.......................................  $ 13,588,454
                                                              ============
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $(12,011,364)
  Futures...................................................    (4,152,771)
                                                              ------------
Net Realized Loss...........................................   (16,164,135)
                                                              ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................    10,435,350
  End of the Period:
    Investments.............................................    (1,092,367)
                                                              ------------
Net Unrealized Depreciation During the Period...............   (11,527,717)
                                                              ------------
NET REALIZED AND UNREALIZED LOSS............................  $(27,691,852)
                                                              ============
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS.....................  $ (4,233,518)
                                                              ============
NET DECREASE IN NET ASSETS APPLICABLE TO COMMON SHARES FROM
  OPERATIONS................................................  $(18,336,916)
                                                              ============

 18                                            See Notes to Financial Statements

VAN KAMPEN PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                              FOR THE            FOR THE
                                                          SIX MONTHS ENDED      YEAR ENDED
                                                           APRIL 30, 2008    OCTOBER 31, 2007
                                                          -----------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income...................................    $ 13,588,454       $ 26,338,856
Net Realized Loss.......................................     (16,164,135)        (1,387,594)
Net Unrealized Depreciation During the Period...........     (11,527,717)       (22,267,570)

Distributions to Preferred Shareholders:
  Net Investment Income.................................      (4,233,518)        (8,283,111)
  Net Realized Gain.....................................       -0-                  (51,210)
                                                            ------------       ------------
Change in Net Assets Applicable to Common Shares from
  Operations............................................     (18,336,916)        (5,650,629)

Distributions to Common Shareholders:
  Net Investment Income.................................      (8,845,289)       (17,425,794)
  Net Realized Gain.....................................       -0-                 (115,657)
                                                            ------------       ------------

NET CHANGE IN NET ASSETS APPLICABLE TO COMMON SHARES
  FROM INVESTMENT ACTIVITIES............................     (27,182,205)       (23,192,080)

FROM CAPITAL TRANSACTIONS:
Repurchase of Shares....................................      (4,111,846)        (4,928,945)
                                                            ------------       ------------
TOTAL DECREASE IN NET ASSETS APPLICABLE TO COMMON
  SHARES................................................     (31,294,051)       (28,121,025)
NET ASSETS APPLICABLE TO COMMON SHARES:
Beginning of the Period.................................     365,258,028        393,379,053
                                                            ------------       ------------
End of the Period (Including accumulated undistributed
  net investment income of $614,077 and $104,430
  respectively).........................................    $333,963,977       $365,258,028
                                                            ============       ============

See Notes to Financial Statements                                             19

VAN KAMPEN PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST

FINANCIAL STATEMENTS continued

Statement of Cash Flows
For the Six Months Ended April 30, 2008 (Unaudited)

CHANGE IN NET ASSETS FROM OPERATIONS (INCLUDING PREFERRED
  SHARE DISTRIBUTIONS)......................................  $(18,336,916)
                                                              ------------
Adjustments to Reconcile the Change in Net Assets from
  Operations to Net Cash Used for Operating Activities:
  Purchases of Investments..................................   (73,103,408)
  Proceeds from Sales of Investments........................   151,524,039
  Amortization of Premium...................................       440,997
  Accretion of Discount.....................................      (109,164)
  Net Realized Loss on Investments..........................    12,011,364
  Net Change in Unrealized Depreciation on Investments......    11,824,891
  Decrease in Variation Margin on Futures...................       807,000
  Decrease in Interest Receivables and Other Assets.........       588,205
  Increase in Receivable for Investments Sold...............    (3,495,906)
  Decrease in Accrued Expenses and Other Payables...........      (146,037)
  Decrease in Investments Purchased Payable.................    (1,911,710)
  Decrease in Custodian Bank Payable........................    (1,673,688)
                                                              ------------
    Total Adjustments.......................................    96,756,583
                                                              ------------
NET CASH USED FOR OPERATING ACTIVITIES......................    78,419,667
                                                              ============
CASH FLOWS FROM FINANCING ACTIVITIES
  Repurchased Shares........................................    (4,219,155)
  Dividends Paid............................................    (8,970,512)
  Proceeds from and Repayments of Floating Rate Note
    Obligations.............................................   (65,230,000)
                                                              ------------
NET CASH PROVIDED BY FINANCING ACTIVITIES...................   (78,419,667)
                                                              ============
Net Increase in Cash........................................             0
Cash at the Beginning of the Period.........................             0
                                                              ============
CASH AT THE END OF THE PERIOD...............................  $          0
                                                              ============
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash Paid During the Year for Interest......................  $  1,404,504
                                                              ============

 20                                            See Notes to Financial Statements

VAN KAMPEN PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE COMMON SHARE OF THE TRUST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                            SIX MONTHS
                                                              ENDED                    YEAR ENDED OCTOBER 31,
                                                             APR. 30,    ---------------------------------------------------
                                                               2008       2007       2006       2005       2004       2003
                                                            ----------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD...................  $ 15.05     $ 15.99    $ 15.85    $ 16.43    $ 16.20    $ 16.12
                                                             -------     -------    -------    -------    -------    -------
 Net Investment Income.....................................     0.56(a)     1.08(a)    1.00(a)    1.03       1.06       1.10
 Net Realized and Unrealized Gain/Loss.....................    (1.12)      (0.97)      0.23      (0.45)      0.39       0.12
 Common Share Equivalent of Distributions Paid to Preferred
   Shareholders:
   Net Investment Income...................................    (0.18)      (0.34)     (0.32)     (0.21)     (0.11)     (0.10)
   Net Realized Gain.......................................      -0-         -0-(f)   (0.01)     (0.01)     (0.01)       -0-
                                                             -------     -------    -------    -------    -------    -------
Total from Investment Operations...........................    (0.74)      (0.23)      0.90       0.36       1.33       1.12
                                                             -------     -------    -------    -------    -------    -------
Distributions Paid to Common Shareholders:
   Net Investment Income...................................    (0.37)      (0.71)     (0.72)     (0.87)     (1.00)     (1.04)
   Net Realized Gain.......................................      -0-         -0-(f)   (0.04)     (0.07)     (0.10)       -0-
                                                             -------     -------    -------    -------    -------    -------
NET ASSET VALUE, END OF THE PERIOD.........................  $ 13.94     $ 15.05    $ 15.99    $ 15.85    $ 16.43    $ 16.20
                                                             =======     =======    =======    =======    =======    =======
Common Share Market Price at End of the Period.............  $ 13.15     $ 13.55    $ 13.87    $ 14.26    $ 15.58    $ 16.05

Total Return* (b)..........................................   -0.23%**     2.72%      2.77%     -2.70%      4.15%      8.07%
Net Assets Applicable to Common Shares at End of the Period
 (In millions).............................................  $ 334.0     $ 365.3    $ 393.4    $  71.0    $  73.5    $  72.5
Ratio of Expenses to Average Net Assets Applicable to
 Common Shares* (c)........................................    1.78%       2.29%      1.41%      1.41%      1.51%      1.53%
Ratio of Net Investment Income to Average Net Assets
 Applicable to Common Shares* (c)..........................    7.87%       6.90%      6.40%      6.37%      6.50%      6.76%
Portfolio Turnover.........................................      11%**       30%        20%        27%        18%        23%
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
  Ratio of Expenses to Average Net Assets Applicable to
   Common Shares (c).......................................    1.94%       2.44%        N/A        N/A        N/A        N/A
  Ratio of Net Investment Income to Average Net Assets
   Applicable to Common Shares (c).........................    7.70%       6.75%        N/A        N/A        N/A        N/A
SUPPLEMENTAL RATIOS:
Ratio of Expenses (Excluding Interest and Residual Trust
 Expenses) to Average Net Assets Applicable to Common
 Shares (c)................................................    0.96%       1.03%      1.30%      1.41%      1.51%      1.53%
Ratio of Expenses (Excluding Interest and Residual Trust
 Expenses) to Average Net Assets Applicable including
 Preferred Shares(c).......................................    0.59%       0.65%      0.82%      0.87%      0.93%      0.95%
Ratio of Net Investment Income to Average Net Assets
 Applicable to Common Shares (d)...........................    5.42%       4.73%      4.36%      5.05%      5.85%      6.13%
SENIOR SECURITIES:
Total Preferred Shares Outstanding.........................    8,800       8,800      8,800      1,800      1,800      1,800
Asset Coverage Per Preferred Share (e).....................  $62,972     $66,543    $69,733    $64,436    $65,858    $65,259
Involuntary Liquidating Preference Per Preferred Share.....  $25,000     $25,000    $25,000    $25,000    $25,000    $25,000
Average Market Value Per Preferred Share...................  $25,000     $25,000    $25,000    $25,000    $25,000    $25,000

** Non-Annualized

(a)Based on average shares outstanding.

(b)Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust's dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated.

(c)Ratios do not reflect the effect of dividend payments to preferred shareholders.

(d)Ratios reflect the effect of dividend payments to preferred shareholders.

(e)Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets and dividing this by the number of preferred shares outstanding.

(f)Amount is less than $0.01 per share.

N/A Not Applicable

See Notes to Financial Statements                                             21

VAN KAMPEN PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2008 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Pennsylvania Value Municipal Income Trust (the "Trust") is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended, but operates as a diversified management investment company. The Trust's investment objective is to seek to provide a high level of current income exempt from federal and Pennsylvania income taxes and, where possible under local law, local income and personal property taxes, consistent with preservation of capital. The Trust will invest substantially all of its assets in Pennsylvania municipal securities rated investment grade at the time of investment, but may invest up to 20% of its assets in unrated securities which are believed to be of comparable quality to those rated investment grade. The Trust commenced investment operations on April 30, 1993.

    The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Municipal bonds are valued by independent pricing services or dealers using the mean of the last reported bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Interest rate swaps are valued using market quotations obtained from brokers. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Trust may purchase and sell securities on a "when-issued" or "delayed delivery" basis with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Trust will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At April 30, 2008, the Trust had $1,000,000 of when-issued or delayed delivery purchase commitments.

C. INVESTMENT INCOME Interest income is recorded on an accrual basis. Bond premium is amortized and discount is accreted over the expected life of each applicable security.

D. FEDERAL INCOME TAXES It is the Trust's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Trust adopted the provisions of the Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48")

VAN KAMPEN PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2008 (UNAUDITED) continued

Accounting for Uncertainty in Income Taxes on April 30, 2008. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. If applicable, the Trust recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other" expenses on the Statement of Operations. The Trust files tax returns with the U.S. Internal Revenue Service and various states. Generally, each of the tax years in the four year period ended October 31, 2007, remains subject to examination by taxing authorities.

    The Trust intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset these losses against any future realized capital gains. At October 31, 2007, the Trust had an accumulated capital loss carry forward for tax purposes of $2,674,205 which will expire on October 31, 2015.

    At April 30, 2008, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes........................  $538,048,830
                                                              ============
Gross tax unrealized appreciation...........................  $ 17,740,301
Gross tax unrealized depreciation...........................   (14,349,225)
                                                              ------------
Net tax unrealized appreciation on investments..............  $  3,391,076
                                                              ============

E. DISTRIBUTION OF INCOME AND GAINS The Trust declares and pays monthly dividends from net investment income to common shareholders. Net realized gains, if any, are distributed at least annually on a pro rata basis to common and preferred shareholders. Distributions from net realized gains for book purposes may include short-term capital gains and a portion of futures gains which are included as ordinary income for tax purposes.

    The tax character of distributions paid during the year ended October 31, 2007 were as follows:

Distributions paid from:
  Ordinary income...........................................  $   118,410
  Tax-exempt income.........................................   25,542,057
  Long-term capital gain....................................      162,938
                                                              -----------
                                                              $25,823,405
                                                              ===========

    As of October 31, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................  $   35,396
Undistributed tax-exempt income.............................   1,252,843

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of gains or losses recognized on securities for tax purposes but not for book purposes.

VAN KAMPEN PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2008 (UNAUDITED) continued

F. FLOATING RATE NOTE OBLIGATIONS RELATED TO SECURITIES HELD The Trust enters into transactions in which it transfers to dealer trusts fixed rate bonds in exchange for cash and residual interests in the dealer trusts' assets and cash flows, which are in the form of inverse floating rate investments. The dealer trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The Trust enters into shortfall agreements with the dealer trusts, which commit the Trust to pay the dealer trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the dealer trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the dealer trusts to the Trust, thereby collapsing the dealer trusts. The Trust accounts for the transfer of bonds to the dealer trusts as secured borrowings, with the securities transferred remaining in the Trust's investment assets, and the related floating rate notes reflected as Trust liabilities under the caption "Floating Rate Note Obligations" on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption "Interest" and records the expenses related to floating rate note obligations and any administrative expenses of the dealer trusts under the caption "Interest and Residual Trust Expenses" on the Trust's Statement of Operations. The notes issued by the dealer trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the dealer trusts for redemption at par at each reset date. At April 30, 2008, Trust investments with a value of $68,877,132 are held by the dealer trusts and serve as collateral for the $49,930,000 in floating rate notes outstanding at that date. Contractual maturities of the floating rate notes and interest rates in effect at April 30, 2008 are presented on the Portfolio of Investments. The average floating rate notes outstanding and average annual interest fee rate related to residual interests during the fiscal year ended April 30, 2008 were $89,612,143 and 3.152%, respectively.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Trust's Investment Advisory Agreement, Van Kampen Asset Management (the "Adviser") will provide investment advice and facilities to the Trust for an annual fee payable monthly of .55% of the average daily net assets including preferred shares of the Trust. The Adviser has agreed to waive investment advisory fees equal to .10% of the average daily net assets including preferred shares of the Trust. During the six months ended April 30, 2008, the Adviser waived $282,143 of its advisory fees. This waiver is voluntary and can be discontinued at any time.

    For the six months ended April 30, 2008, the Trust recognized expenses of approximately $17,100 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Trust is a partner of such firm and he and his law firm provide legal services as legal counsel to the Trust.

    Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Trust. The costs of these services are allocated to each trust. For the six months ended April 30, 2008, the Trust recognized expenses of approximately $37,600 representing Van Kampen Investments Inc.'s or its affiliates'

VAN KAMPEN PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2008 (UNAUDITED) continued

(collectively "Van Kampen") cost of providing accounting and legal services to the Trust, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Professional Fees" on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

    Certain officers and trustees of the Trust are also officers and directors of Van Kampen. The Trust does not compensate its officers or trustees who are also officers of Van Kampen.

    The Trust provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Trust. The maximum annual benefit per trustee under the plan is $2,500.

3. CAPITAL TRANSACTIONS

For the six months ended April 30, 2008 and the year ended October 31, 2007, transactions in common shares were as follows:

                                                          SIX MONTHS ENDED       YEAR ENDED
                                                           APRIL 30, 2008     OCTOBER 31, 2007
Beginning Shares........................................     24,262,153          24,608,103
Shares Repurchased*.....................................       (310,775)           (345,950)
                                                             ----------          ----------
Ending Shares...........................................     23,951,378          24,262,153
                                                             ==========          ==========

* On February 28, 2007, the Trust commenced a share repurchase program for purposes of enhancing stockholder value and reducing the discount at which the Trust's shares trade from their net asset value. For the six months ended April 30, 2008 and the year ended October 31, 2007, the Trust repurchased 310,775 and 345,950, respectively of its shares at an average discount of 8.76% and 7.93% respectively from net asset value per share. The Trust expects to continue to repurchase its outstanding shares at such time and in such amounts as it believes such activity will further the accomplishment of the foregoing objectives, subject to review of the Trustees.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $73,103,408 and $151,524,039, respectively.

5. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    In order to seek to manage the interest rate exposure of the Trust's portfolio in a changing interest rate environment, the Trust may purchase or sell financial futures contracts or engage in transactions involving interest rate swaps, caps, floors or collars. The Trust expects to enter into these transactions primarily as a hedge against anticipated interest rate or fixed-income market changes, for duration management or for risk management purposes, but may also enter into these transactions to generate additional income. All of the Trust's portfolio holdings, including derivative instruments, are marked to market each day with the

VAN KAMPEN PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2008 (UNAUDITED) continued

change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In these instances, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract.

    Summarized below are the specific types of derivative financial instruments used by the Trust.

A. FUTURES CONTRACTS A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Trust generally invests in exchange traded futures contracts on U.S. Treasury securities and typically closes the contract prior to the delivery date. These contracts are generally used to manage the Trust's effective maturity and duration. Upon entering into futures contracts, the Trust maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to the rules and regulations promulgated under the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

    Transactions in futures contracts for the six months ended April 30, 2008 were as follows:

                                                              CONTRACTS
Outstanding at October 31, 2007.............................      807
Futures Opened..............................................      690
Futures Closed..............................................   (1,497)
                                                               ------
Outstanding at April 30, 2008...............................     0
                                                               ======

B. INTEREST RATE SWAPS The Trust may enter into forward interest rate swap transactions intended to help the Trust manage its overall interest rate sensitivity, either shorter or longer, generally to more closely align the Trust's interest rate sensitivity with that of the broader municipal market. Forward interest rate swap transactions involve the Trust's agreement with a counterparty to pay, in the future, a fixed or variable rate payment in exchange for the counterparty paying the Trust a variable or fixed rate payment, the accruals for which would begin at a specified date in the future (the "effective date"). The amount of the payment obligation is based on the notional amount of the forward swap contract and the termination date of the swap (which is akin to a bond's maturity). The value of the Trust's swap commitment would increase or decrease based primarily on the extent to which long-term interest rates for bonds having a maturity of the swap's termination date increases or decreases. The Trust may terminate a swap contract prior to the effective date, at which point a realized gain or loss is recognized. When a forward swap is terminated, it ordinarily does not involve the delivery of securities or other underlying assets or principal, but rather is settled in cash on a net basis. The Trust intends, but is not obligated, to terminate its forward swaps before the effective date. Accordingly, the risk of loss with respect to the swap counterparty on such transactions is limited to the credit risk associated with a counterparty

VAN KAMPEN PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2008 (UNAUDITED) continued

failing to honor its commitment to pay any realized gain to the Trust upon termination. To reduce such credit risk, all counterparties are required to pledge collateral daily (based on the daily valuation of each swap) on behalf of the Trust with a value approximately equal to the amount of any unrealized gain. Reciprocally, when the Trust has an unrealized loss on a swap contract, the Trust has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. Restricted cash for segregating purposes, if any, is shown on the Statement of Assets and Liabilities.

C. INVERSE FLOATING RATE INVESTMENTS The Trust may invest a portion of its assets in inverse floating rate instruments, either through outright purchases of inverse floating rate securities or through the transfer of bonds to a dealer trust in exchange for cash and residual interests in the dealer trust. These investments are typically used by the Trust in seeking to enhance the yield of the portfolio. These instruments typically involve greater risks than a fixed rate municipal bond. In particular, these instruments are acquired through leverage or may have leverage embedded in them and therefore involve many of the risks associated with leverage. Leverage is a speculative technique that may expose the Trust to greater risk and increased costs. Leverage may cause the Trust's net asset value to be more volatile than if it had not been leveraged because leverage tends to magnify the effect of any increases or decreases in the value of the Trust's portfolio securities. The use of leverage may also cause the Trust to liquidate portfolio positions when it may not be advantageous to do so in order to satisfy its obligations with respect to inverse floating rate instruments.

6. PREFERRED SHARES

As of April 30, 2008, the Trust has outstanding 8,800 Auction Preferred Shares
(APS). Series A contains 1,800 shares, Series B contains 1,600 shares, Series C contains 2,600 shares, and Series D contains 2,800 shares. Dividends are cumulative and the dividend rates are generally reset every 7 days for Series A, while Series B, Series C, and Series D are generally reset every 28 days through an auction process. Beginning on February 13, 2008 and continuing through April 30, 2008, all series of preferred shares of the Trust were not successfully remarketed. As a result, the dividend rates of these preferred shares were reset to the maximum applicable rate on APS. The average rate in effect on April 30, 2008 was 3.286%. During the six months ended April 30, 2008, the rates ranged from 2.681% to 5.200%.

    The Trust pays annual fees equivalent to .25% of the preferred share liquidation value for the remarketing efforts associated with the preferred auctions. These fees are included as a component of "Preferred Share Maintenance" expense on the Statement of Operations.

    The APS are redeemable at the option of the Trust in whole or in part at the liquidation value of $25,000 per share plus accumulated and unpaid dividends. The Trust is subject to certain asset coverage tests and the APS are subject to mandatory redemption if the tests are not met.

7. INDEMNIFICATIONS

The Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2008 (UNAUDITED) continued

8. ACCOUNTING PRONOUNCEMENTS

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. As of April 30, 2008, the Adviser does not believe the adoption of SFAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported on the Statement of Operations for a fiscal period.

    On March 19, 2008, Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161). SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of SFAS 161 is required for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS 161 and its impact on the financial statements has not yet been determined.

9. SUBSEQUENT EVENT

On June 13, 2008, the Trust announced plans for the partial redemption of its preferred shares. The Trust intends to redeem 20% of each of its Series per the table below. The Board of Trustees previously approved the use of tender option bonds as a replacement source of funding. The Depository Trust Company, the securities' holder of record, will determine how the partial series redemptions will be allocated among each participant broker-dealer account.

SERIES                                                            DATE
A...........................................................   July 1, 2008
B...........................................................   July 9, 2008
C...........................................................   July 1, 2008
D...........................................................  July 18, 2008

VAN KAMPEN PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

JERRY W. MILLER
President and Principal Executive Officer

DENNIS SHEA
Vice President

KEVIN KLINGERT
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

STUART N. SCHULDT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
522 Fifth Avenue
New York, New York 10036

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

TRANSFER AGENT

COMPUTERSHARE TRUST COMPANY, N.A.
C/O COMPUTERSHARE INVESTOR SERVICES
P.O. Box 43078
Providence, Rhode Island 02940-3078

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

DELOITTE & TOUCHE LLP
111 South Wacker Drive
Chicago, Illinois 60606-4301

* "Interested persons" of the Trust, as defined in the Investment Company Act of 1940, as amended.

  Van Kampen Pennsylvania Value Municipal
  Income Trust

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Pennsylvania Value Municipal
  Income Trust

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

                                                           (continued on back)

  Van Kampen Pennsylvania Value Municipal
  Income Trust

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                         Van Kampen Funds Inc.
                                                              522 Fifth Avenue
                                                      New York, New York 10036
                                                             www.vankampen.com

                                       Copyright (C)2008 Van Kampen Funds Inc.
                                       All rights reserved. Member FINRA/SIPC.

                                                                   VPVSAN 6/08
    (VAN KAMPEN INVESTMENTS LOGO)                           IU08-03206P-Y04/08

Item 2.  Code of Ethics.

Not applicable for semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6.  Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSRS was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

(1)  Code of Ethics -- Not applicable for semi-annual reports.
(2)(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.
(2)(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Pennsylvania Value Municipal Income Trust

By:  /s/ Jerry W. Miller
     -------------------
Name:  Jerry W. Miller
Title: Principal Executive Officer
Date:  June 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Jerry W. Miller
     -------------------
Name:  Jerry W. Miller
Title: Principal Executive Officer
Date:  June 19, 2008

By:  /s/ Stuart N. Schuldt
     ---------------------
Name:  Stuart N. Schuldt
Title: Principal Financial Officer
Date:  June 19, 2008